Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation
Disclosure of entities that are consolidated although entity owns less than half of the ownership interests

Entity	Ownership Interest
Haema GmbH (1)	—
BPC Plasma, Inc (1)	—
Plasmavita Healthcare GmbH (2)	50%
Grifols (Thailand) Pte Ltd (3)	48%
(1)	Potential voting rights associated with repurchase options — which are (i) substantive, (ii) exercisable at the reporting date and (iii) financially feasible — support the conclusion that control is retained over both entities.
(2)	Contractual arrangements between shareholders that grant a majority of decision‑making rights, and therefore control over the entity.
(3)	The percentage of voting shares held grants a majority of the voting rights and, consequently, control over the entity.

Disclosure of entities that are not consolidated although entity owns more than half of the ownership interests

Entity	Ownership Interest
Grifols Canada Plasma, Inc. (formerly Canadian Plasma Resources Corporation)	50.1%

Disclosure of increases and decreases in ownership interests during the period

In 2025

i)	Business combinations or other acquisitions or increases in ownership interest in subsidiaries, joint arrangements and/or investments in associates:

	31/12/2025
						% total voting
				Consolidation	% voting rights	rights following
Name	Parent	Description	Date	method	acquired	acquisition (1)
Araclon Biotech S.L. (2)	Grifols Innovation and New Technologies Limited	Acquisition	March and December	Full consolidation	1.27%	77.12%
Biotest AG (2)	Grifols S.A. y Grifols Biotest Holdings, GmbH	Acquisition	February, June, September, October	Full consolidation	2.11%	99.25%
Biotest MidCo GmbH (formerly Blitz F25-957 GmbH) (2)	Grifols S.A.	Acquisition	March	Full consolidation	100.00%	100.00%
Biotest Management GmbH (formerly Blitz F25-958 GmbH) (2)	Biotest MidCo GmbH	Acquisition	March	Full consolidation	100.00%	100.00%
Grifols Canada Plasma, Inc. (formerly Canadian Plasma Resources Corporation)	Grifols Canada Plasma II Inc.	Acquisition	November	Equity method	50.10%	50.10%
(1)	Percentage corresponding to the direct and indirect stake of the next higher parent company in the subsidiary/associate.
(2)	See Note 17.
ii)	Decrease in ownership interests in subsidiaries, joint arrangements and/or investments in associates or other similar transactions:

	31/12/2025
						% total voting
					% voting rights	rights in entity
				Consolidation	disposed of or	following
Name	Parent	Description	Date	method	derecognized	disposal (1)
Biotest (UK) Ltd.	Grifols UK Ltd.	Merged	February	Full consolidation	100.00%	—%
Medcom Advance, S.A.	Grifols Innovation and New Technologies Limited	Dissolved	February	Equity method	45.00%	—%
Biotek America LLC (“ITK JV”)(2)	Grifols Bio North America LLC	Dissolved	February	Joint operation	75.00%	—%
Grifols Pyrenees Research Center, S.L.	Grifols Innovation and New Technologies Limited	Dissolved	March	Full consolidation	100.00%	—%
Grifols Colombia, Ltda	Grifols, S.A.	Dissolved	December	Full consolidation	100.00%	—%
(1)	Percentage corresponding to the direct and indirect stake of the next higher parent company in the subsidiary/join operation.
(2)	In February 2025, the contractual agreement that provided the Group joint control over Biotek America LLC — previously classified as a joint operation — came to an end. Consequently, from that date onwards, the Group ceased recognizing its share of the assets, liabilities, income, and expenses associated with said joint operation (see Note 10).

In 2024:

i)	Business combinations or other acquisitions or increases in ownership interest in subsidiaries, joint arrangements and/or investments in associates.:

	31/12/2024
						% total voting
				Consolidation	% voting rights	rights following
Name	Parent	Description	Date	method	acquired	acquisition (1)
Grifols Pyrenees Research Center, S.L.	Grifols Innovation and New Technologies Limited	Acquisition	July	Full consolidation	20.00%	100.00%
Haema Plasma Kft.	Grifols Worldwide Operations Limited	Acquisition	October	Full consolidation	—%	100.00%
Grifols Malaysia SDN BHD (2)	Grifols Asia Pacifit Pte Ltd	Acquisition	October	Full consolidation	51.00%	100.00%
(1)	Percentage corresponding to the direct and indirect stake of the next higher parent company in the subsidiary.
(2)	The Group acquired 51% of Grifols Malaysia Sdn Bhd in November 2024; however, it already held the majority of the economic and voting rights by virtue of the shareholders’ agreement and a pledge over the shares.
ii)	Decrease in ownership interests in subsidiaries, joint arrangements and/or investments in associates or other similar transactions:

	31/12/2024
						% total voting
					% voting rights	rights in entity
				Consolidation	disposed of or	following
Name	Parent	Description	Date	method	derecognized	disposal (1)
Biotest Italy, S.R.L.	Grifols Italia, S.p.A.	Merged	January	Full consolidation	100.00%	—%
Biotest Medical, S.L.U.	Grifols Movaco, S.A.	Merged	January	Full consolidation	100.00%	—%
Biotest Farmaceutica LTDA	Grifols Brasil Ltda.	Merged	January	Full consolidation	100.00%	—%
Biotest France SAS	Grifols France S.A.R.L.	Merged	January	Full consolidation	100.00%	—%
Mecwins, S.A.	Progenika Biopharma, S.A.	Reclassification due to loss of significant influence	December	Equity method	24.59%	—%

In 2023:

i)	Business combinations or other acquisitions or increases in ownership interest in subsidiaries, joint arrangements and/or investments in associates:

	31/12/2023
						% total voting rights
				Consolidation	% voting rights	following
Name	Parent	Description	Date	method	acquired	acquisition (1)
Kiro Grifols, S.L.	Grifols, S.A.	Acquisition	July	Full consolidation	10.00%	100.00%
AlbaJuna Therapeutics, S.L.	Grifols Innovation and New Technologies Ltd	Acquisition	October	Full consolidation	51.00%	100.00%
Biotest (UK) Ltd.	Grifols UK Ltd.	Acquisition	June	Full consolidation	100.00%	100.00%
Biomat Holdings, LLC	Grifols Bio North America LLC	Incorporation	July	Full consolidation	100.00%	100.00%
Grifols Plasma Canada - Ontario Inc	Grifols Canada Plasma II Inc.	Incorporation	April	Full consolidation	100.00%	100.00%
(1)	Percentage corresponding to the direct and indirect stake of the next higher parent company in the subsidiary.
ii)	Decrease in ownership interests in subsidiaries, joint arrangements and/or investments in associates or other similar transactions:

	31/12/2023
					% voting rights	% total voting rights
				Consolidation	disposed of or	in entity following
Name	Parent	Description	Date	method	derecognized	disposal (1)
Grifols Escrow Issuer, S.A.	Grifols, S.A.	Merged	January	Full consolidation	100.00%	—%
Gripdan Invest, S.L.	Grifols, S.A.	Merged	January	Full consolidation	100.00%	—%
Access Biologicals LLC	Grifols Bio Supplies, Inc.	Merged	April	Full consolidation	100.00%	—%
Chiquito Acquisition Corp.	Grifols Bio Supplies, Inc.	Merged	April	Full consolidation	100.00%	—%
Geotech LLC	Grifols Shared Services North America Inc.	Dissolved	June	Full consolidation	100.00%	—%

Schedule of amendments to IFRS

Effective in 2025

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IAS 1	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	1 January 2025	1 January 2025

Schedule of standards issued but not effective

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IFRS 9 / IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026	1 January 2026

IFRS 9 / IFRS 7	Contracts referencing Nature-dependent Electricity	1 January 2026	1 January 2026
	Annual Improvements Volume 11	1 January 2026	1 January 2026

IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027	1 January 2027

IFRS 19	Subsidiaries without Public Accountability: Disclosures	Pending	1 January 2027

IFRS 19	without Public Accountability:	Pending	1 January 2027

IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency	Pending	1 January 2027